UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21449

        Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity (NMZ)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	National – 2.1% (1.4% of Total Investments)
	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4:
$ 5,000	6.000%, 12/31/45 (Mandatory put 4/30/19) (Alternative Minimum Tax)	4/19 at 100.00	A3	$5,432,000
1,000	5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum Tax)	4/15 at 100.00	A3	1,061,180
1,000	GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39 (Mandatory put 10/31/19)	No Opt. Call	Baa1	1,022,180
	(Alternative Minimum Tax)

7,000	Total National			7,515,360

	Alabama – 2.3% (1.5% of Total Investments)
6,200	Baldwin County Eastern Shore Healthcare Authority, Alabama, Hospital Revenue Bonds, Thomas	4/08 at 102.00	N/R (4)	6,388,790
	Hospital, Series 1998, 5.750%, 4/01/27 (Pre-refunded 4/01/08)
2,000	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	1,945,080

8,200	Total Alabama			8,333,870

	Arizona – 5.5% (3.7% of Total Investments)
515	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	558,044
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
2,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	11/07 at 103.00	N/R	1,978,500
	Privado Park Apartments Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11)
	(Alternative Minimum Tax)
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	1/11 at 103.00	BB	6,918,240
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
315	6.375%, 11/01/13	11/11 at 103.00	N/R	322,774
790	7.250%, 11/01/23	11/11 at 103.00	N/R	845,663
1,715	7.500%, 11/01/33	11/11 at 103.00	N/R	1,835,633
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin	7/16 at 100.00	N/R	995,060
	Phonetic Charter School, Series 2006, 5.750%, 7/01/36
1,645	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage	7/14 at 100.00	AAA	1,939,850
	Elementary School, Series 2004, 7.500%, 7/01/34 (Pre-refunded 7/01/14)
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	571,742
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
500	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	AAA	571,100
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	7/14 at 100.00	N/R (4)	1,168,400
	Educational Services Charter School, Series 2004, 7.125%, 7/01/24 (Pre-refunded 7/01/14)
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/12 at 100.00	A	1,170,723
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	1,030,170
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24

18,900	Total Arizona			19,905,899

	California – 17.4% (11.9% of Total Investments)
8,000	Alameda Public Finance Authority, California, Revenue Bond Anticipation Notes, Alameda Power	No Opt. Call	N/R	7,997,840
	and Telecom, Series 2004, 7.000%, 6/01/09
940	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	11/07 at 100.00	BB	940,132
	Hospital, Series 1993, 5.750%, 5/15/15
	California State Public Works Board, Lease Revenue Bonds, Department of General Services,
	Series 2003D:
1,090	5.000%, 6/01/21	12/13 at 100.00	A	1,125,436
1,170	5.100%, 6/01/23	12/13 at 100.00	A	1,210,915
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	3,084,540
	Coalinga State Hospital, Series 2004A, 5.000%, 6/01/25
2,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	1,851,140
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (WI/DD, Settling 8/02/07) (Alternative
	Minimum Tax)
2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	3,064,493
	2004A, 7.750%, 3/01/34
1,005	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	1/14 at 100.00	N/R	1,070,848
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative
	Minimum Tax)
3,360	California, General Obligation Bonds, Series 2003, 5.000%, 11/01/21	11/13 at 100.00	A+	3,497,760
4,975	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	5,417,775
	Asset-Backed Bonds, Series 2003B, 5.625%, 6/01/33 (Pre-refunded 6/01/13)
5,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	6,309,490
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	1,205,370
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)
	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1,
	Huntington Center, Series 2004:
500	5.800%, 9/01/23	9/14 at 100.00	N/R	516,745
1,000	5.850%, 9/01/33	9/14 at 100.00	N/R	1,033,960
2,500	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home	5/14 at 100.00	N/R	2,761,500
	Park, Series 2004A, 6.450%, 5/15/44
1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El	5/14 at 100.00	N/R	1,079,128
	Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/13 at 102.00	N/R	1,259,928
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	3,592,780
	District 3, Series 2004, 5.950%, 9/01/34
300	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	331,824
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B,
	7.500%, 12/01/24 (Alternative Minimum Tax)
2,950	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	3,262,936
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,
	Community Facilities District, Series 2004:
800	5.550%, 9/01/29	9/14 at 100.00	N/R	816,192
1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	1,275,350
995	Oceanside, California, Special Tax Revenue Bonds, Community Facilities District – Morro Hills,	3/14 at 100.00	N/R	1,029,895
	Series 2004, 5.750%, 9/01/28
	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera
	Ranch, Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	524,960
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,707,436
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	1,051,070
2,250	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties	9/12 at 100.00	BBB–	2,292,278
	Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27
3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	4,167,533
	District 2001-1, Series 2004A, 6.125%, 9/01/39

60,145	Total California			63,479,254

	Colorado – 8.8% (6.0% of Total Investments)
925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003,	12/13 at 101.00	N/R	1,016,529
	7.500%, 12/01/33
5,594	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series	12/13 at 101.00	N/R	6,128,842
	2003, 7.500%, 12/01/33
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	12/10 at 101.00	BBB (4)	441,152
	Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20
	(Pre-refunded 12/15/10)
650	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/11 at 100.00	Ba1 (4)	731,796
	East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)
900	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass	7/08 at 100.00	N/R (4)	931,752
	Montessori Elementary Charter School, Series 2000, 7.750%, 7/15/31 (Pre-refunded 7/15/08)
3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver	5/14 at 101.00	N/R	3,715,705
	Arts and Technology Academy, Series 2003, 8.000%, 5/01/34
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel
	Academy Charter School, Series 2003:
485	7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	551,266
875	7.500%, 12/01/33 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	1,001,473
1,784	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/10 at 100.00	AAA	1,951,732
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2002,
	8.000%, 2/15/32 (Pre-refunded 2/15/10)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	968,930
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
1,240	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/11 at 100.00	Ba1 (4)	1,360,516
	County School District 6 – Frontier Academy, Series 2001, 7.250%, 6/01/20
	(Pre-refunded 6/01/11)
1,500	Colorado Educational and Cultural Facilities Authority, Independent School Improvement Revenue	6/14 at 100.00	N/R	1,353,630
	Bonds, Heritage Christian School of Northern Colorado, Series 2004A, 7.500%, 6/01/34 (5)
900	Colorado Housing and Finance Authority, Multifamily Project Bonds, Class II Series 2002C-6,	10/12 at 100.00	AA	918,459
	5.300%, 10/01/42
4,300	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33	12/14 at 100.00	BBB (4)	4,911,460
	(Pre-refunded 12/01/14)
1,000	Denver, Colorado, FHA-Insured Multifamily Housing Mortgage Loan Revenue Bonds, Garden Court	7/08 at 102.00	AAA	1,015,150
	Community Project, Series 1998, 5.400%, 7/01/39
1,250	Mesa County, Colorado, Residential Care Facilities Mortgage Revenue Bonds, Hilltop Community	12/11 at 101.00	AA	1,284,088
	Resources Inc. Obligated Group, Series 2001A, 5.250%, 12/01/21 – RAAI Insured
1,995	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series	12/13 at 100.00	N/R	2,207,468
	2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)
	Tallyn’s Reach Metropolitan District 2, Aurora, Colorado, Limited Tax General Obligation
	Bonds, Series 2004:
250	6.000%, 12/01/18	12/13 at 100.00	N/R	261,270
315	6.375%, 12/01/23	12/13 at 100.00	N/R	332,728
	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation
	Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R	534,785
500	6.750%, 12/01/33	12/13 at 100.00	N/R	534,235

29,863	Total Colorado			32,152,966

	Connecticut – 0.5% (0.4% of Total Investments)
1,025	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/08 at 100.00	BBB	1,027,665
	Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)
1,000	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	9/16 at 100.00	Baa3	1,020,360
	2006A, 5.500%, 9/01/36

2,025	Total Connecticut			2,048,025

	Florida – 8.7% (5.9% of Total Investments)
4,320	Bartram Springs Community Development District, Duval County, Florida, Special Assessment	5/13 at 102.00	N/R (4)	4,844,966
	Bonds, Series 2003A, 6.650%, 5/01/34 (Pre-refunded 5/01/13)
1,000	Bartram Springs Community Development District, Duval County, Florida, Special Assessment	5/16 at 100.00	N/R	907,830
	Bonds, Series 2006, 4.750%, 5/01/34
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	BBB–	799,323
	11/01/20 (Alternative Minimum Tax)
1,160	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment	5/14 at 101.00	N/R	1,178,966
	Revenue Bonds, Series 2004, 5.900%, 5/01/34
	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special
	Assessment Bonds, Series 2004:
455	6.125%, 5/01/24	5/14 at 101.00	N/R	487,373
450	6.250%, 5/01/34	5/14 at 101.00	N/R	479,043
6,880	Lee County Industrial Development Authority, Florida, Multifamily Housing Revenue Bonds,	No Opt. Call	N/R	6,880,000
	Legacy at Lehigh Project, Senior Series 2003A, 6.000%, 12/01/43 (5)
620	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/14 at 101.00	N/R	649,896
	2004, 6.125%, 5/01/34
3,816	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A,	11/07 at 100.00	N/R	3,821,213
	Series 2003I, 8.000%, 11/01/13
3,820	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	7/09 at 103.00	N/R	3,925,623
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
1,000	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish	7/17 at 100.00	N/R	957,670
	Housing Council, Inc., Series 2007, 5.750%, 7/01/45
1,700	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	5/14 at 101.00	N/R	1,775,395
	Series 2004, 6.125%, 5/01/34
	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds,
	Series 2004:
455	6.000%, 5/01/24	5/14 at 101.00	N/R	486,845
500	6.125%, 5/01/34	5/14 at 101.00	N/R	527,025
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
140	6.000%, 5/01/23	5/13 at 101.00	N/R	144,645
3,745	6.125%, 5/01/35	5/13 at 101.00	N/R	3,848,587

30,761	Total Florida			31,714,400

	Georgia – 1.0% (0.7% of Total Investments)
500	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	7/08 at 102.00	B1	495,315
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (6)
900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court,	2/09 at 100.00	N/R	939,249
	Series 2004A, 6.125%, 2/15/34
1,935	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s	12/13 at 102.00	N/R	2,152,997
	Terrace, Series 2003, 7.625%, 12/01/33

3,335	Total Georgia			3,587,561

	Hawaii – 0.2% (0.2% of Total Investments)
1,000	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of	2/17 at 100.00	N/R	976,450
	Maui, Series 2007, 5.500%, 1/01/37

	Illinois – 7.2% (4.9% of Total Investments)
2,000	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	12/08 at 100.00	N/R	2,047,600
	Chicago/Kingsbury Redevelopment Project, Series 2004A, 6.570%, 2/15/13
1,000	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	7/11 at 100.00	N/R	1,056,570
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
2,000	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss	10/16 at 100.00	N/R	1,992,920
	Hospital, Series 2006, 6.750%, 10/01/46
1,350	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	1,388,948
	Health System, Series 2003, 5.150%, 2/15/37
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,019,060
	5.500%, 5/15/32
8,800	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	9,181,479
	5.750%, 7/01/29
1,400	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series	11/08 at 102.00	N/R	1,395,912
	1998, 5.500%, 11/15/19
1,650	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	1,745,799
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
1,154	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	1/08 at 100.00	N/R	1,141,211
	Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36
2,060	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/14 at 102.00	N/R	2,169,736
	2004A, 6.200%, 3/01/34
1,000	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	1,012,830
	Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)
1,000	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	980,840
	Revenue Bonds, Series 2007, 6.000%, 1/01/26
1,000	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project,	3/16 at 102.00	N/R	1,023,140
	Series 2006, 6.000%, 3/01/36

25,414	Total Illinois			26,156,045

	Indiana – 9.8% (6.6% of Total Investments)
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/12 at 103.00	N/R	6,738,293
	6.650%, 1/15/24
22,770	Indiana Finance Authority, Tax Exempt Revenue Bonds, Indiana-American Water Company Inc.,	10/16 at 100.00	AAA	22,744,953
	Series 2006, 4.875%, 10/01/36 – AMBAC Insured (UB)
	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of
	Northwest Indiana, Series 2004A:
500	6.250%, 3/01/25	3/14 at 101.00	BBB–	534,655
2,500	6.000%, 3/01/34	3/14 at 101.00	BBB–	2,628,700
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	1,065,950
	Apartments, Series 2005A, 7.500%, 7/01/35
1,795	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	1,914,780
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

34,925	Total Indiana			35,627,331

	Louisiana – 6.9% (4.6% of Total Investments)
2,100	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special	11/07 at 100.00	N/R	2,099,811
	Assessment Bonds, Series 2004, 5.500%, 5/01/16
8,500	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation,	No Opt. Call	CCC+	10,060,174
	Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)
2,580	Lafourche Parish Housing Authority, Louisiana, GNMA Collateralized Mortgage Loan Multifamily	1/11 at 105.00	AAA	2,799,506
	Mortgage Revenue Bonds, City Place II Apartments, Series 2001, 6.700%, 1/20/40
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	9/16 at 100.00	N/R	991,240
	Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	1,009,270
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue
	Bonds, White Oaks Project, Series 2004A:
865	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	904,444
805	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	844,445
5,125	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project,	10/07 at 100.00	N/R	5,244,669
	Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,036,120
	Series 2001B, 5.875%, 5/15/39

22,975	Total Louisiana			24,989,679

	Maine – 0.9% (0.6% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/14 at 102.00	Baa2	3,288,141
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34

	Maryland – 3.4% (2.3% of Total Investments)
2,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	2,005,380
	7.400%, 9/01/19 (Alternative Minimum Tax)
3,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	3,997,648
	Series 2004, 5.500%, 8/15/33
7,435	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/08 at 100.00	B3	6,236,181
	5.300%, 7/01/24

13,285	Total Maryland			12,239,209

	Massachusetts – 1.0% (0.7% of Total Investments)
580	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	580,191
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	BB–	1,419,255
	Community Services Inc., Series 2004B, 6.375%, 7/01/34
1,440	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2000H,	7/10 at 100.00	AAA	1,512,029
	6.650%, 7/01/41 – MBIA Insured (Alternative Minimum Tax)

3,370	Total Massachusetts			3,511,475

	Michigan – 4.6% (3.1% of Total Investments)
1,265	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/09 at 100.00	N/R	1,291,160
	1999, 7.000%, 4/01/29
885	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/09 at 100.00	N/R	918,887
	2000, 8.000%, 4/01/29
1,435	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/09 at 101.00	BB–	1,440,496
	5.500%, 5/01/21
3,580	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical	8/07 at 100.00	BB–	3,499,772
	Center Obligated Group, Series 1993B, 5.500%, 8/15/23
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,575,735
	Series 2005A, 6.750%, 11/15/38
970	Midland County Economic Development Corporation, Michigan, Subordinated Pollution Control	1/08 at 101.00	BB–	982,038
	Limited Obligation Revenue Refunding Bonds, Midland Cogeneration Project, Series 2000A,
	6.875%, 7/23/09 (Alternative Minimum Tax)
2,665	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series	6/10 at 102.00	N/R	2,768,882
	2000, 8.250%, 6/01/30
	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
	Group, Series 1993:
985	6.000%, 8/01/13	8/07 at 100.00	B1	985,581
1,500	6.000%, 8/01/18	8/07 at 100.00	B1	1,469,910
1,800	6.000%, 8/01/23	8/07 at 100.00	B1	1,719,036

16,585	Total Michigan			16,651,497

	Minnesota – 2.9% (1.9% of Total Investments)
	Minneapolis, Minnesota, Student Housing Revenue Bonds, Riverton Community Housing Project,
	Series 2000:
100	7.200%, 7/01/14 (Pre-refunded 7/01/10)	7/10 at 100.00	N/R (4)	108,204
100	7.300%, 7/01/15 (Pre-refunded 7/01/10)	7/10 at 100.00	N/R (4)	108,465
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School,	6/14 at 102.00	N/R	1,406,686
	Series 2004A, 6.750%, 12/01/33
5,000	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B,	7/14 at 100.00	A	5,092,600
	5.250%, 7/01/30
1,430	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R	1,507,978
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	1,163,921
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
1,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	1,022,560
	2005B, 6.000%, 5/01/30

10,055	Total Minnesota			10,410,414

	Mississippi – 0.2% (0.2% of Total Investments)
982	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	1,006,435
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)

	Missouri – 2.6% (1.8% of Total Investments)
540	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds,	7/17 at 100.00	N/R	524,281
	Series 2007B, 6.000%, 7/01/37 (Alternative Minimum Tax)
2,330	Kansas City Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds,	2/14 at 102.00	N/R	1,683,565
	Pickwick Apartments Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum Tax) (5)
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AAA	5,650,298
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC
	Insured (Alternative Minimum Tax) (UB)
1,000	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center	12/10 at 102.00	Caa2	1,013,630
	Headquarters Hotel Project, Series 2000A, 7.250%, 12/15/35 (Alternative Minimum Tax)
885	Saint Louis, Missouri, Tax Increment Financing Reveneu Bonds, Grace Lofts Redevelopment	3/26 at 100.00	N/R	865,026
	Projects, Series 2007A, 6.000%, 3/27/26

10,690	Total Missouri			9,736,800

	Montana – 2.0% (1.4% of Total Investments)
5,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	B2	5,336,448
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
1,945	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	1,957,351
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)

7,145	Total Montana			7,293,799

	Nebraska – 3.5% (2.3% of Total Investments)
8,670	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AAA	9,538,386
	Series 2006A, Residuals 1508-2, 7.245%, 2/01/49 – AMBAC Insured (IF)
3,000	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AAA	3,100,170
	Series 2006A, 5.000%, 2/01/49 – AMBAC Insured (UB)

11,670	Total Nebraska			12,638,556

	Nevada – 3.3% (2.2% of Total Investments)
3,670	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,	1/08 at 100.00	B	3,579,608
	Series 1995C, 5.500%, 10/01/30
2,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	1/08 at 100.00	B	2,011,580
	1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)
500	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	11/07 at 100.00	B	500,130
	1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)
1,485	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District	8/07 at 103.00	N/R	1,537,302
	142, Series 2003, 6.375%, 8/01/23
4,350	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	4,419,252
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40

12,005	Total Nevada			12,047,872

	New Jersey – 4.9% (3.3% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	1/08 at 102.00	BB+	963,630
	Obligated Group, Series 1998, 5.125%, 7/01/25
3,510	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/09 at 101.00	B	3,612,246
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	528,295
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	552,960
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
7,825	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	8,972,302
2,760	7.000%, 6/01/41 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,198,785

16,095	Total New Jersey			17,828,218

	New York – 2.3% (1.5% of Total Investments)
4,000	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba2	4,078,200
	Group, Series 2001, 5.500%, 7/01/30
1,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B	1,177,850
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
500	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade	3/09 at 103.00	N/R	524,575
	Center, Series 2005A, 6.250%, 3/01/15
1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	10/07 at 100.00	CCC+	1,703,247
	American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)
750	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	No Opt. Call	B	844,755
	Airport – American Airlines Inc., Series 2002A, 8.000%, 8/01/12 (Alternative Minimum Tax)

7,950	Total New York			8,328,627

	North Carolina – 1.5% (1.0% of Total Investments)
5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/12 at 106.00	N/R	5,593,005
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29

	Ohio – 5.1% (3.5% of Total Investments)
	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation,
	Series 1998:
500	5.700%, 1/01/13	1/08 at 102.00	B	489,400
400	5.800%, 1/01/18	1/08 at 102.00	B	386,492
3,375	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	5/14 at 102.00	N/R	3,375,911
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
7,300	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	7,385,556
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
1,000	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35	4/15 at 100.00	Ba1	967,010
	(Alternative Minimum Tax)
800	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004A,	3/14 at 101.00	A	806,240
	4.800%, 3/01/22
1,275	Trumbull County, Ohio, Sewerage Disposal Revenue Bonds, General Motors Corporation, Series	No Opt. Call	B–	1,323,297
	1994, 6.750%, 7/01/14 (Alternative Minimum Tax)
4,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	4,000,720
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)

18,650	Total Ohio			18,734,626

	Oklahoma – 4.9% (3.4% of Total Investments)
1,000	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	1,015,050
	7.000%, 1/01/35
	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,
	Series 1999A:
1,200	5.750%, 8/15/15 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,256,340
11,680	5.625%, 8/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	12,199,993
850	Tulsa Industrial Authority, Oklahoma, Student Housing Revenue Bonds, University of Tulsa,	10/16 at 100.00	A2	857,412
	Series 2006, 5.000%, 10/01/37
1,335	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	12/07 at 100.00	B	1,335,654
	6.250%, 6/01/20
1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	Caa1	1,723,200
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)

17,565	Total Oklahoma			18,387,649

	Pennsylvania – 4.9% (3.3% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2000B:
695	9.250%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	821,379
6,455	9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	7,628,777
500	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB+	511,160
	2005, 6.000%, 11/15/16
1,000	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	1,004,730
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	2,033,000
	Immaculata University, Series 2005, 5.750%, 10/15/37
500	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,	10/07 at 100.00	BB–	502,410
	New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
400	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B2	438,096
	Reliant Energy Inc., Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)
600	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B2	657,144
	Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	A	4,253,680
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)

16,150	Total Pennsylvania			17,850,376

	Rhode Island – 1.3% (0.9% of Total Investments)
1,500	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds,	7/15 at 103.00	N/R	1,663,500
	Series 2005, 7.250%, 7/15/35
3,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,143,940
	Series 2002A, 6.250%, 6/01/42

4,500	Total Rhode Island			4,807,440

	South Carolina – 0.2% (0.1% of Total Investments)
490	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	No Opt. Call	BBB	554,381
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/30

	Tennessee – 1.7% (1.1% of Total Investments)
3,500	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Ba2	3,574,130
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
1,500	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate	9/07 at 100.00	B–	1,507,950
	Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24
1,000	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue	7/17 at 100.00	N/R	994,730
	Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37

6,000	Total Tennessee			6,076,810

	Texas – 10.4% (7.0% of Total Investments)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/11 at 100.00	N/R	2,045,340
	Series 2001A, 9.750%, 1/01/26
2,705	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/07 at 100.00	CCC+	2,706,353
	American Airlines Inc., Series 1995, 6.000%, 11/01/14
1,750	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/12 at 100.00	CCC+	1,669,325
	American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	1,989,371
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	7,161,396
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Baa3	656,458
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
1,000	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	980,570
	6.000%, 2/15/36
	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior
	Living Community Inc., Series 2004A:
250	7.000%, 2/15/23 (Pre-refunded 2/15/14)	2/14 at 101.00	N/R (4)	294,150
1,400	7.125%, 2/15/34 (Pre-refunded 2/15/14)	2/14 at 101.00	N/R (4)	1,656,326
2,020	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/09 at 101.00	B–	2,036,968
	Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)
975	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/09 at 101.00	B–	983,190
	Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)
	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,
	Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B–	651,468
5,350	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B–	5,660,942
1,000	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk	8/11 at 100.00	N/R	961,260
	Education Foundation, Series 2007A, 5.450%, 8/15/36
500	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Allied	4/12 at 100.00	B+	491,575
	Waste Industries, Inc., Series 2007A, 5.200%, 4/01/18 (Alternative Minimum Tax)
2,000	Sea Breeze Public Facility Corporation, Texas, Multifamily Housing Revenue Bonds, Sea Breeze	1/21 at 100.00	N/R	2,007,860
	Senior Apartments, Series 2006, 6.500%, 1/01/46 (Alternative Minimum Tax)
5,785	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble	7/21 at 100.00	N/R	5,924,997
	Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)

36,360	Total Texas			37,877,549

	Virgin Islands – 2.4% (1.6% of Total Investments)
5,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	5,403,450
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
3,300	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project –	7/14 at 100.00	BBB	3,462,030
	Hovensa LLC, Series 2004, 5.875%, 7/01/22

8,300	Total Virgin Islands			8,865,480

	Virginia – 4.5% (3.0% of Total Investments)
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998A:
2,000	0.000%, 8/15/14 (Pre-refunded 8/15/08)	8/08 at 73.23	AAA	1,408,180
4,250	5.500%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 102.00	AAA	4,409,673
1,850	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 28.38	AAA	504,828
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998B:
2,000	0.000%, 8/15/12 (Pre-refunded 8/15/08)	8/08 at 82.10	AAA	1,578,780
3,000	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 68.82	AAA	1,985,220
9,000	0.000%, 8/15/19 (Pre-refunded 8/15/08)	8/08 at 54.38	AAA	4,705,920
605	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Bonds,	7/11 at 105.00	B2 (4)	689,283
	Series 2001A, 7.400%, 7/15/21 (Pre-refunded 7/15/11)
950	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 105.00	B2 (4)	1,068,161
	Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)

23,655	Total Virginia			16,350,045

	Washington – 3.5% (2.3% of Total Investments)
3,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	12/13 at 100.00	Baa2	3,196,890
	Series 2003, 6.000%, 12/01/18
	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center
	Project, Series 2003A:
1,750	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	A	1,869,700
4,725	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	A	5,018,659
2,500	5.250%, 1/01/34 – ACA Insured	1/14 at 100.00	A	2,529,725

11,975	Total Washington			12,614,974

	Wisconsin – 5.5% (3.7% of Total Investments)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R (4)	681,934
	2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,
	Series 1999A:
9,485	5.600%, 2/15/29	2/09 at 101.00	BBB+	9,670,905
2,300	5.600%, 2/15/29 – ACA Insured	2/09 at 101.00	A	2,342,228
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center
	Inc., Series 2004A:
875	6.125%, 4/01/24	4/14 at 100.00	N/R	911,286
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	1,045,150
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	2/12 at 101.00	A– (4)	5,424,350
	Services Inc., Series 2002, 5.750%, 8/15/30 (Pre-refunded 2/15/12)

19,210	Total Wisconsin			20,075,853

$ 525,885	Total Investments (cost $506,891,333) – 147.9%			539,256,071

	Floating Rate Obligations – (5.8)%			(21,135,000)

	Other Assets Less Liabilities – 0.4%			1,566,408

	Preferred Shares, at Liquidation Value – (42.5)%			(155,000,000)

	Net Assets Applicable to Common Shares – 100%			$364,687,479

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(6)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $484,239,662.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$36,299,587
Depreciation	(2,418,523)

Net unrealized appreciation (depreciation) of investments	$33,881,064

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.